Related party transactions - Loans receivable (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Related party transactions
Loans receivables	$ 80
Amounts payable, related party transactions	(46)
Castcrown Ltd
Related party transactions
Loans receivables	80
Vistrex Ltd
Related party transactions
Loans receivables	20
Vistrex Ltd | Gamegears Ltd
Related party transactions
Loans receivables	13
Vistrex Ltd | Winchange Ltd
Related party transactions
Loans receivables	7
Gamegears Limited | Castcrown Ltd
Related party transactions
Amounts payable, related party transactions	$ (46)